Consolidated statement of changes in shareholders' equity - USD ($) $ in Millions		Shareholders' equity - Group share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2016		$ 98,680	$ 7,604	$ 105,547	$ (13,871)	$ (600)	$ 2,894	$ 101,574
Common shares issued as of the beginning of the period at Dec. 31, 2016			2,430,365,862			(10,587,822)
Net income		8,631		8,631			(332)	8,299
Other comprehensive income		6,681		718	5,963		44	6,725
Comprehensive income		15,312		9,349	5,963		(288)	15,024
Dividend		(6,992)		(6,992)			(141)	(7,133)
Issuance of common shares		4,709	$ 278	4,431				4,709
Issuance of common shares (in shares)			98,623,754
Sale of treasury shares	[1]			(142)		$ 142
Sale of treasury shares (in shares)	[1]					2,211,066
Share-based payments		151		151				151
Payments on perpetual subordinated notes		(302)		(302)				(302)
Other operations with non-controlling interests		(8)		(8)			4	(4)
Other items		6		6			12	18
Equity as of the end of the period at Dec. 31, 2017		111,556	$ 7,882	112,040	(7,908)	$ (458)	2,481	114,037
Common shares issued as of the end of the period at Dec. 31, 2017			2,528,989,616			(8,376,756)
Net income		11,446		11,446			104	11,550
Other comprehensive income		(3,425)		(20)	(3,405)		(69)	(3,494)
Comprehensive income		8,021		11,426	(3,405)		35	8,056
Dividend		(7,881)		(7,881)			(97)	(7,978)
Issuance of common shares		8,842	$ 476	8,366				8,842
Issuance of common shares (in shares)			156,203,090
Purchase of treasury shares		(4,328)				$ (4,328)		(4,328)
Purchase of treasury shares (in shares)						(72,766,481)
Sale of treasury shares	[1]			(240)		$ 240
Sale of treasury shares (in shares)	[1]					4,079,257
Share-based payments		294		294				294
Share cancellation			$ (131)	(2,572)		$ 2,703
Share cancellation (in shares)			(44,590,699)			44,590,699
Payments on perpetual subordinated notes		(315)		(315)				(315)
Other operations with non-controlling interests		(517)		(517)			(99)	(616)
Other items		(32)		(32)			154	122
Equity as of the end of the period at Dec. 31, 2018		115,640	$ 8,227	120,569	(11,313)	$ (1,843)	2,474	118,114
Common shares issued as of the end of the period at Dec. 31, 2018			2,640,602,007			(32,473,281)
Net income		11,267		11,267			171	11,438
Other comprehensive income		(849)		(659)	(190)		68	(781)
Comprehensive income		10,418		10,608	(190)		239	10,657
Dividend		(7,730)		(7,730)			(115)	(7,845)
Issuance of common shares		1,339	$ 74	1,265				1,339
Issuance of common shares (in shares)			26,388,503
Purchase of treasury shares		(2,810)				$ (2,810)		(2,810)
Purchase of treasury shares (in shares)						(52,389,336)
Sale of treasury shares	[1]			(219)		$ 219
Sale of treasury shares (in shares)	[1]					4,278,948
Share-based payments		207		207				207
Share cancellation			$ (178)	(3,244)		$ 3,422
Share cancellation (in shares)			(65,109,435)			65,109,435
Issuance of perpetual subordinated notes		(4)		(4)				(4)
Payments on perpetual subordinated notes		(353)		(353)				(353)
Other operations with non-controlling interests		55		55			(42)	13
Other items		16		16			(29)	(13)
Equity as of the end of the period at Dec. 31, 2019		$ 116,778	$ 8,123	$ 121,170	$ (11,503)	$ (1,012)	$ 2,527	$ 119,305
Common shares issued as of the end of the period at Dec. 31, 2019			2,601,881,075			(15,474,234)		2,601,881,075

[1]	Treasury shares related to the restricted stock grants.